Post-employment benefits - Plan assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Post-employment benefits [Line Items]
Net defined benefit liability (asset) at beginning of period	€ 750
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	(8)	€ (13)	€ (22)
Net defined benefit liability (asset) at end of period	590	750
Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset) at beginning of period	1,403	2,526
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	25	58
Increase in net defined benefit liability (asset) resulting from current service cost	1	1
Decrease (increase) in net defined benefit liability (asset) resulting from return on plan assets excluding interest income or expense	44	268
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan by plan participants	7	15
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer	33	34
Decrease (increase) in net defined benefit liability (asset) resulting from gains (losses) arising from settlements	(86)	(1,205)
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan	96	221
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)	50	(71)
Net defined benefit liability (asset) at end of period	€ 1,380	€ 1,403	€ 2,526